Schedule of Investments

January 31, 2024 (Unaudited)

LSV Global Managed Volatility Fund

	Shares	Value (000)
U.S. Common Stock (56.7%)
Communication Services (5.1%)
AT&T	4,900	$87
Comcast, Cl A	4,500	209
Fox	1,400	45
T-Mobile US	400	64
Verizon Communications	3,000	127

		532

Consumer Discretionary (3.0%)
AutoZone*	10	28
DR Horton	300	43
eBay	1,000	41
H&R Block	1,900	89
Murphy USA	250	88
Whirlpool	300	33

		322

Consumer Staples (7.3%)
Altria Group	2,200	89
Archer-Daniels-Midland	500	28
General Mills	1,300	84
JM Smucker	300	39
Kellanova	1,500	82
Kraft Heinz	3,300	123
Kroger	3,400	157
Molson Coors Beverage, Cl B	1,000	62
Sprouts Farmers Market*	1,900	96
WK Kellogg	475	6

		766

Energy (1.3%)
Chevron	300	44
ExxonMobil	900	93

		137

Financials (6.3%)
Bank of New York Mellon	1,200	67
Berkshire Hathaway, Cl B*	100	38
Employers Holdings	1,200	50
FS KKR Capital	2,200	45
Golub Capital BDC	3,200	49
Hartford Financial Services Group	1,800	157
New Mountain Finance	3,500	45
Oaktree Specialty Lending	3,700	78
OceanFirst Financial	1,800	31
WaFd	1,200	35
Western Union	5,800	73

		668

Health Care (13.8%)
Amgen	600	189
Bristol-Myers Squibb	3,400	166
Cardinal Health	1,000	109

LSV Global Managed Volatility Fund

	Shares	Value (000)
Health Care (continued)
CVS Health	3,700	$275
Gilead Sciences	2,300	180
Incyte*	700	41
Jazz Pharmaceuticals*	900	110
Johnson & Johnson	900	143
McKesson	260	130
Merck	400	48
Pfizer	1,600	43
Prestige Consumer Healthcare*	700	43

		1,477

Industrials (4.8%)
Allison Transmission Holdings	2,100	127
CSG Systems International	800	40
Cummins	300	72
Lockheed Martin	200	86
MSC Industrial Direct, Cl A	400	39
Science Applications International	400	51
Snap-on	300	87

		502

Information Technology (10.2%)
Amdocs	1,600	147
Arrow Electronics*	900	100
Avnet	1,200	54
Check Point Software Technologies*	400	64
Cisco Systems	1,900	95
Dell Technologies, Cl C	900	75
Gen Digital	2,600	61
HP	4,000	115
Insight Enterprises*	600	111
International Business Machines	1,000	183
Juniper Networks	400	15
Oracle	600	67

		1,087

Materials (3.5%)
Berry Global Group	1,100	72
Graphic Packaging Holding	3,300	85
NewMarket	220	123
Reliance Steel & Aluminum	200	57
Sonoco Products	500	28

		365

Utilities (1.4%)
Entergy	400	40
Evergy	700	36
National Fuel Gas	900	42

Schedule of Investments

January 31, 2024 (Unaudited)

LSV Global Managed Volatility Fund

	Shares	Value (000)
Utilities (continued)
Otter Tail	300	$27

		145

TOTAL U.S. COMMON STOCK (Cost $5,632)		6,001

Foreign Common Stock (47.7%)
Austria (0.9%)
ANDRITZ	800	50
UNIQA Insurance Group	5,300	44

		94

Belgium (0.8%)
Ageas	1,000	43
Colruyt Group NorthV	800	37

		80

Brazil (0.5%)
Telefonica Brasil	5,200	54

Canada (2.5%)
Bank of Nova Scotia	700	33
Canadian Imperial Bank of Commerce	1,000	45
Canadian Tire, Cl A	400	43
Loblaw	600	60
Stella-Jones	1,400	82

		263

China (3.9%)
Bank of China, Cl H	348,000	132
Bank of Communications, Cl H	75,000	44
China Shenhua Energy, Cl H	14,000	53
CRRC	78,000	36
People’s Insurance Group of China, Cl H	156,000	48
PetroChina, Cl H	142,000	103

		416

Denmark (0.4%)
Scandinavian Tobacco Group	2,400	43

France (5.2%)
Bouygues	1,300	48
Carrefour	2,300	39

LSV Global Managed Volatility Fund

	Shares	Value (000)
France (continued)
Cie Generale des Etablissements Michelin SCA	1,400	$46
Orange	7,900	94
Sanofi	400	40
Societe BIC	2,100	144
TotalEnergies	2,200	143

		554

Germany (0.5%)
Deutsche Telekom	2,000	49

Hungary (1.0%)
Magyar Telekom Telecommunications	48,800	106

Italy (1.5%)
Eni	10,000	159

Japan (11.2%)
AEON REIT Investment‡	40	38
Brother Industries	2,900	49
Canon	1,700	47
EDION	7,800	86
Fukuoka REIT‡	40	47
Honda Motor	9,300	104
Horiba	500	40
Japan Post Holdings	11,000	105
Japan Post Insurance	5,100	95
Japan Tobacco	2,000	53
Mitsubishi Shokuhin	3,100	105
Mitsui	1,200	49
Mizuho Financial Group	5,100	93
Nippon Express Holdings	1,400	83
Nippon Telegraph & Telephone	37,400	47
Sekisui House	2,100	47
Yamaguchi Financial Group	11,200	106

		1,194

Malaysia (0.9%)
AMMB Holdings	54,000	49
RHB Bank	35,700	42

		91

Netherlands (1.9%)
Koninklijke Ahold Delhaize	1,300	37

Schedule of Investments

January 31, 2024 (Unaudited)

LSV Global Managed Volatility Fund

	Shares	Value (000)
Netherlands (continued)
Shell	5,400	$167

		204

Norway (0.4%)
Orkla	5,500	43

Russia (–%)
LUKOIL PJSC(A),(B)	1,300	—

Singapore (1.6%)
DBS Group Holdings	1,800	43
Jardine Cycle & Carriage	3,400	65
United Overseas Bank	2,800	59

		167

South Korea (3.5%)
Industrial Bank of Korea	5,400	51
Kia	600	46
KT*	1,900	50
KT&G	700	48
Samsung Card	2,100	52
Samsung Fire & Marine Insurance	400	79
SK Telecom	1,200	45

		371

Spain (0.9%)
Cia de Distribucion Integral Logista Holdings	1,600	45
Repsol	3,100	46

		91

Sweden (0.5%)
Swedbank	2,400	49

Switzerland (2.5%)
Novartis	1,600	166
Sandoz Group*	360	12
Swisscom	70	42
Valiant Holding	400	48

		268

Taiwan (2.2%)
Chicony Electronics	22,000	115
Greatek Electronics	22,000	42

LSV Global Managed Volatility Fund

	Shares	Value (000)
Taiwan (continued)
Powertech Technology	17,000	$79

		236

Thailand (1.2%)
Kiatnakin Phatra Bank	27,300	37
Krung Thai Bank	197,200	89

		126

United Kingdom (3.7%)
BAE Systems	3,600	54
British American Tobacco	1,300	38
BT Group, Cl A	27,100	38
GSK	5,400	107
Imperial Brands	1,900	46
Tesco	28,700	104

		387

TOTAL FOREIGN COMMON STOCK (Cost $4,645)		5,045

Warrants (0.0%)
Thailand (0.0%)
Kiatnakin Phatra Bank 01/02/2025 *	2,275	—
Kiatnakin Phatra Bank 01/03/2027*	2,275	—

		—

TOTAL WARRANTS (Cost $–)		—

Total Investments – 104.4% (Cost $10,277)		$11,046

Percentages are based on Net Assets of $10,577 (000).

*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	Security is Fair Valued.
(B)	Level 3 security in accordance with fair value hierarchy.

Cl — Class

PJSC — Public Joint Stock Company

REIT — Real Estate Investment Trust

Amounts designated as “—” are $0 or have been rounded to $0.

LSV-QH-005-2000

3